Initial Public Offering	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Empower Ltd [Member]
Initial Public Offering
NOTE 4. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 25,000,000 units, at a purchase price of $10.00 per unit. Each unit consists of one Class A ordinary share and one-third of one redeemable warrant (“public warrant”). Each whole public warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).

NOTE 4. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 25,000,000 units, at a purchase price of $10.00 per unit. Each unit consists of one Class A ordinary share and one-third of one redeemable warrant (“public warrant”). Each whole public warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 10).